Supplemental Cash Flow Data	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Data [Abstract]
Supplemental Cash Flow Data	Note 12 – Supplemental Cash Flow Data Cash payments for interest were $9,661 for the three months ended March 31, 2015 and $18,138 for the three months ended March 31, 2014.	Note 12 – Supplemental Cash Flow Data Cash payments for interest were $47,111 and $57,281 for the fiscal years ended December 31, 2014 and December 31, 2013, respectively.